Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

Total
As at December 31, 2024	4,534
Liabilities Incurred	261
Liabilities Acquired	82
Liabilities Settled	(198)
Liabilities Divested (Note 5)	(27)
Change in Estimated Future Cash Flows	151
Unwinding of Discount on Decommissioning Liabilities (Note 3)	179
Exchange Rate Movements	(9)
As at September 30, 2025	4,973